NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
NET REVENUES
Schedule of net revenues

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
K12 education assessment services revenue	235,849	349,057	944,340
Other revenue	8,595,541	4,836,765	394,252
Net Revenues	8,831,390	5,185,822	1,338,592